Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 JPY (¥)	Feb. 24, 2024 JPY (¥)	Feb. 24, 2024 USD ($)	Oct. 31, 2023 USD ($)	Apr. 30, 2023 JPY (¥)
Summary of Significant Accounting Policies [Line Items]
Refund liability	¥ 1,324					$ 9
Net losses	(1,150,027)	$ (7,593)	¥ (885,000)
Net cash used in operating activities	(1,385,065)	$ (9,145)	¥ (861,666)
Accumulated deficit	(5,532,279)					(36,526)	¥ (4,382,252)
Cash and cash equivalents	¥ 2,420,667					$ 15,982	¥ 2,135,513
Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue percentage	48.30%	48.30%
Customer [Member] | Research and Development Fees [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue percentage	15.00%	15.00%	55.00%
Customer [Member] | Product [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue percentage	75.00%	75.00%
United States of America, Dollars [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate	1					1
Japan, Yen [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate	151.46					151.46
Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Outstanding principal borrowings				¥ 1,000,000	$ 6,602